Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2017	Dec. 31, 2016
Variable return:
Fixed and variable trust assets	100.00%	100.00%
Trading equity securities [member]
Fixed return:
Fixed return	14.00%	24.00%
Life annuities [member]
Fixed return:
Fixed return	12.00%	18.00%
Bank instruments [member]
Fixed return:
Fixed return	6.00%	1.00%
Federal government instruments [member]
Fixed return:
Fixed return	50.00%	39.00%
Publicly traded shares [member]
Variable return:
Variable return	18.00%	18.00%